MARKETABLE SECURITIES - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2017 vessel shares	Dec. 31, 2017 USD ($) vessel	Sep. 30, 2017 vessel shares	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Additions during the year				$ 6,740	$ 0
Fair value of investment		$ 16,300		16,300	6,524	$ 14,615
Disposals during the year				0	328
Proceeds from the sale of marketable securities				0	125	0
Unrealized loss				(3,036)	7,763
Impairment loss on marketable securities				0	10,050	23,323
Investment One [Member]
Schedule of Available-for-sale Securities [Line Items]
Additions during the year						32,200
Fair value of investment					6,500	13,100
Disposals during the year					300
Proceeds from the sale of marketable securities					100
Loss on sale of marketable securities					200
Unrealized loss					6,300
Impairment loss on marketable securities					8,500	19,100
Investment Two [Member]
Schedule of Available-for-sale Securities [Line Items]
Additions during the year						5,700
Fair value of investment					0	1,500
Proceeds from the sale of marketable securities				$ 1,600
Impairment loss on marketable securities					$ 1,500	$ 4,200
Supramax Vessels [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of vessels sold | vessel	6	6	6	6
Number of vessels sold under partial share consideration | vessel	1	1	1
Consideration shares received (in shares) | shares	910,802		910,802	910,802